Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2022

Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 6.1%
FirstMac Mortgage Funding Trust No 4 Series 1-2018,
30 Day Australian Bank Bill Rate + 1.5000%, 1.5150%, 3/8/49‡	550,771	AUD	$412,494
Liberty Series 2018-1 SME,
30 Day Australian Bank Bill Rate + 2.3500%, 2.3686%, 7/10/50‡	2,144,749	AUD	1,606,873
Liberty Series 2018-3,
30 Day Australian Bank Bill Rate + 2.1000%, 2.1150%, 10/25/50‡	401,059	AUD	301,613
RedZed Trust Series 2018-1,
30 Day Australian Bank Bill Rate + 2.4000%, 2.4150%, 3/9/50‡	2,133,529	AUD	1,601,440
TORRENS Series 2014-2 Trust,
30 Day Australian Bank Bill Rate + 1.6000%, 1.6150%, 1/12/46‡	490,555	AUD	368,317
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $4,051,925)			4,290,737
Corporate Bonds– 81.8%
Banking – 25.5%
Ally Financial Inc, 5.7500%, 11/20/25	$725,000		762,412
Australia & New Zealand Banking Group Ltd,
US Treasury Yield Curve Rate 5 Year + 1.2880%, 2.9500%, 7/22/30 (144A)‡	2,400,000		2,309,983
Bendigo & Adelaide Bank Ltd,
90 Day Australian Bank Bill Rate + 2.4500%, 2.5300%, 11/30/28‡	2,500,000	AUD	1,905,943
Commonwealth Bank of Australia,
90 Day Australian Bank Bill Rate + 1.3200%, 1.3950%, 8/20/31‡	1,500,000	AUD	1,104,577
DBS Group Holdings Ltd,
90 Day Australian Bank Bill Rate + 1.5800%, 1.7339%, 3/16/28‡	1,300,000	AUD	976,950
Macquarie Bank Ltd,
90 Day Australian Bank Bill Rate + 1.5500%, 1.7097%, 6/17/31‡	2,880,000	AUD	2,115,983
National Australia Bank Ltd,
90 Day Australian Bank Bill Rate + 2.0200%, 2.1000%, 11/18/31‡	3,000,000	AUD	2,263,553
Oversea-Chinese Banking Corp Ltd, 4.2500%, 6/19/24	2,000,000		2,039,254
Standard Chartered PLC,
90 Day Australian Bank Bill Rate + 1.8500%, 2.0650%, 6/28/25‡	320,000	AUD	243,655
Standard Chartered PLC, 1.8220%, 11/23/25 (144A)	750,000		712,522
Westpac Banking Corp, AUD SWAP 5 YR + 2.6500%, 4.8000%, 6/14/28‡	2,724,000	AUD	2,082,513
Westpac Banking Corp,
90 Day Australian Bank Bill Rate + 1.9800%, 2.0598%, 8/27/29‡	2,000,000	AUD	1,520,677
			18,038,022
Basic Industry – 0.5%
Ecolab Inc, 1.6500%, 2/1/27	375,000		352,101
Brokerage – 2.0%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	1,400,000		1,442,000
Capital Goods – 6.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 4/30/25 (144A)	700,000		699,037
Ashtead Capital Inc, 1.5000%, 8/12/26 (144A)	825,000		748,714
Ball Corp, 4.0000%, 11/15/23	950,000		959,500
Boeing Co, 2.1960%, 2/4/26	1,575,000		1,489,031
CNH Industrial Capital Australia Pty Ltd, 2.1000%, 12/12/22	1,120,000	AUD	841,878
			4,738,160
Communications – 5.0%
American Tower Corp, 1.4500%, 9/15/26	1,030,000		939,770
Crown Castle International Corp, 1.0500%, 7/15/26	1,000,000		903,438
Magallanes Inc, 3.4280%, 3/15/24 (144A)	175,000		175,959
Netflix Inc, 3.6250%, 6/15/25 (144A)	750,000		754,057
T-Mobile USA Inc, 2.2500%, 2/15/26	775,000		730,282
			3,503,506
Consumer Cyclical – 9.9%
eBay Inc, 1.9000%, 3/11/25	800,000		775,193
Ford Motor Credit Co LLC, 2.3000%, 2/10/25	1,070,000		1,015,663
General Motors Financial Co Inc, 1.0500%, 3/8/24	1,000,000		962,430
General Motors Financial Co Inc, 1.5000%, 6/10/26	920,000		840,599
Hyundai Capital America, 0.8750%, 6/14/24 (144A)	1,780,000		1,680,335
Volkswagen Financial Services Australia Pty Ltd, 2.4000%, 8/28/24	2,300,000	AUD	1,682,517
			6,956,737
Consumer Finance – 1.1%
Stellantis Finance US Inc, 1.7110%, 1/29/27 (144A)	885,000		806,631
Consumer Non-Cyclical – 1.6%
HCA Inc, 5.3750%, 2/1/25	385,000		400,593
Universal Health Services Inc, 1.6500%, 9/1/26 (144A)	825,000		756,778
			1,157,371

Principal Amounts			Value
Corporate Bonds– (continued)
Finance Companies – 10.2%
AerCap Holdings NV,
US Treasury Yield Curve Rate 5 Year + 4.5350%, 5.8750%, 10/10/79‡	$375,000		$360,000
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
1.6500%, 10/29/24	400,000		377,764
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
1.7500%, 10/29/24	325,000		306,242
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.7500%, 1/30/26	350,000		321,107
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
2.4500%, 10/29/26	425,000		393,105
Air Lease Corp, 1.8750%, 8/15/26	450,000		414,545
Air Lease Corp, 2.1000%, 9/1/28	825,000		721,381
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A)	1,000,000		918,388
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A)	200,000		180,897
Blackstone Private Credit Fund, 4.7000%, 3/24/25 (144A)	500,000		507,298
Owl Rock Core Income Corp, 5.5000%, 3/21/25 (144A)	775,000		773,030
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	750,000		688,609
Springleaf Finance Corp, 6.8750%, 3/15/25	345,000		362,774
Springleaf Finance Corp, 8.8750%, 6/1/25	850,000		895,515
			7,220,655
Financial Institutions – 2.9%
Liberty Financial Pty Ltd,
90 Day Australian Bank Bill Rate + 2.6000%, 2.7350%, 3/6/23‡	100,000	AUD	74,988
Liberty Financial Pty Ltd,
90 Day Australian Bank Bill Rate + 2.3500%, 2.4298%, 2/26/24‡	2,000,000	AUD	1,492,148
Liberty Financial Pty Ltd,
90 Day Australian Bank Bill Rate + 2.4500%, 2.6097%, 3/17/25‡	610,000	AUD	453,220
			2,020,356
Government Sponsored – 1.8%
DAE Funding LLC, 1.5500%, 8/1/24 (144A)	500,000		472,252
SGSP Australia Assets Pty Ltd, 3.3000%, 4/9/23	800,000		804,032
			1,276,284
Industrial – 1.2%
Downer Group Finance Pty Ltd, 3.7000%, 4/29/26	1,100,000	AUD	817,026
Insurance – 3.6%
Athene Global Funding, 1.7160%, 1/7/25 (144A)	550,000		524,138
Athene Global Funding, 1.6080%, 6/29/26 (144A)	900,000		820,019
Centene Corp, 4.2500%, 12/15/27	760,000		762,850
Insurance Australia Group Ltd,
90 Day Australian Bank Bill Rate + 2.1000%, 2.2550%, 6/15/44‡	200,000	AUD	150,348
Insurance Australia Group Ltd,
90 Day Australian Bank Bill Rate + 2.3500%, 2.5050%, 6/15/45‡	350,000	AUD	264,746
			2,522,101
Real Estate Investment Trusts (REITs) – 2.1%
Vicinity Centres Trust, 4.0000%, 4/26/27	1,950,000	AUD	1,458,433
Real Estate Management & Development – 0.9%
QIC Finance Shopping Center Fund Pty Ltd,
90 Day Australian Bank Bill Rate + 1.2700%, 1.3500%, 8/15/25‡	880,000	AUD	662,744
Technology – 6.8%
Broadcom Inc, 1.9500%, 2/15/28 (144A)	1,170,000		1,054,270
Equinix Inc, 1.2500%, 7/15/25	1,100,000		1,025,517
Microchip Technology Inc, 4.2500%, 9/1/25	375,000		379,476
MSCI Inc, 4.0000%, 11/15/29 (144A)	775,000		752,668
Qorvo Inc, 1.7500%, 12/15/24 (144A)	750,000		715,402
SK Hynix Inc, 1.0000%, 1/19/24 (144A)	920,000		883,160
			4,810,493
Total Corporate Bonds (cost $59,238,076)			57,782,620
Commercial Paper– 13.2%
Aviation Capital Group LLC, 0%, 4/1/22 (Section 4(2))◊	1,150,000		1,149,987
Canadian Natural Resources Ltd, 0%, 4/11/22 (Section 4(2))◊	800,000		799,796
Centennial Energy Holdings Inc, 0%, 4/1/22 (Section 4(2))◊	300,000		299,996
Conagra Brands Inc, 0%, 4/1/22 (Section 4(2))◊	1,100,000		1,099,978
Energy Transfer Operating LP, 0%, 4/1/22◊	1,450,000		1,449,972
Jabil Inc, 0%, 4/1/22 (Section 4(2))◊	1,000,000		999,976
National Fuel Gas Co, 0%, 4/1/22◊	1,500,000		1,499,978
Plains All American Pipeline LP, 0%, 4/1/22 (Section 4(2))◊	550,000		549,992
Smithfield Foods Inc, 0%, 4/6/22 (Section 4(2))◊	1,000,000		999,916
Western Union Co/The, 0%, 4/1/22 (Section 4(2))◊	450,000		449,993
Total Commercial Paper (cost $9,299,434)			9,299,584
Total Investments (total cost $72,589,435) – 101.1%			71,372,941
Liabilities, net of Cash, Receivables and Other Assets – (1.1)%			(784,664)
Net Assets – 100%			$70,588,277

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$36,442,374	51.1%
Australia	24,613,529	34.5
Singapore	3,016,204	4.2
Ireland	1,758,218	2.5
United Kingdom	1,704,891	2.4
Germany	1,682,517	2.3
South Korea	883,160	1.2
Canada	799,796	1.1
United Arab Emirates	472,252	0.7

Total	$71,372,941	100.0%

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Australian Dollar	5/12/22	(36,700,000)	$26,234,445	$(1,236,020)
Citibank, National Association:
Australian Dollar	5/12/22	1,000,000	(725,620)	22,894
Morgan Stanley & Co:
Australian Dollar	5/12/22	2,700,000	(1,966,951)	54,037
Australian Dollar	5/12/22	(600,000)	450,971	1,863

				55,900
Total				$(1,157,226)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
3-Year Australian Bond	23	6/15/22	$1,890,769	$(29,440)
Futures Short:
10 Year US Treasury Note	12	6/30/22	(1,474,500)	44,063
2 Year US Treasury Note	57	7/6/22	(12,079,547)	144,818
5 Year US Treasury Note	107	7/6/22	(12,271,563)	297,148
Total - Futures Short				486,029
Total				$456,589

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2022

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$3,125,986
Average amounts sold - in USD	32,567,598
Futures contracts:
Average notional value of contracts - long	9,357,626
Average notional value of contracts - short	24,635,566
Interest rate swaps:
Average notional value - pay fixed rate/receive floating rate	9,770
Average notional value - receive fixed rate/pay floating rate	(17,896)

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $16,934,147, which represents 24.0% of net assets.

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended March 31, 2022 is $6,349,634, which represents 9.0% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

◊	Zero coupon bond.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$4,290,737	$-
Corporate Bonds	-	57,782,620	-
Commercial Paper	-	9,299,584	-
Total Investments in Securities	$-	$71,372,941	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	78,794	-
Futures Contracts	486,029	-	-
Total Assets	$486,029	$71,451,735	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,236,020	$-
Futures Contracts	29,440	-	-
Total Liabilities	$29,440	$1,236,020	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70255 05-22